2. Basis of preparation of the consolidated financial statements (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Equity after adoption of IAS 29	$ 17,031,535	$ 13,676,029	$ 14,492,222
Net income after adoption of IAS 29	5,262,445	1,378,542
According to Financial Statements Approved
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Equity after adoption of IAS 29	7,361,000	5,154,016	4,571,663
Net income after adoption of IAS 29	3,493,999	1,768,836
Increase due to capital stock and premiums adjustment
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Equity after adoption of IAS 29	10,400,585	12,153,414	11,037,227
Retained earnings decrease
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Equity after adoption of IAS 29	(919,719)	(3,637,091)	(1,116,668)
Non-controlling interests increase
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Equity after adoption of IAS 29	189,669	5,690	$ 0
Loss on net monetary position
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Net income after adoption of IAS 29	(151,904)	(1,836,626)
Restatement of income statement items (including income tax)
DisclosureOfBasisOfPreparationOfConsolidatedFinancialStatementsLineItems [Line Items]
Net income after adoption of IAS 29	$ 1,920,350	$ 1,446,332